Inventories (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inventories	$ 9,973	¥ 71,001	$ 88,890	¥ 632,810	¥ 336,922
Sports Related Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Inventories	$ 9,973	¥ 71,001	$ 88,890	¥ 632,810	¥ 336,922